Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2017
Principles of Consolidation

Principles of consolidation

The consolidated financial statements include the accounts of Juniata Valley Financial Corp. and its wholly owned subsidiary, The Juniata Valley Bank. All significant intercompany transactions and balances have been eliminated.

Use of Estimates

Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the determination of other-than-temporary impairment on securities, impairment of goodwill and the value of assets acquired and liabilities assumed in business combinations.

Basis of Presentation	Basis of presentation There were no amounts previously reported that have been reclassified to conform to the consolidated financial statement presentation for 2017.
Significant Group Concentrations of Credit Risk

Significant group concentrations of credit risk

Most of the Company’s activities are with customers located within the Juniata Valley and the JVB Northern Tier regions. Note 6 discusses the types of securities in which the Company invests. Note 7 discusses the types of lending in which the Company engages.

As of December 31, 2017, credit exposure to lessors of residential buildings and dwellings represented 63.7% of capital, credit exposure to hotels and motels represented 53.2% of capital, credit exposure to lessors of non-residential buildings and dwellings represented 39.2% of capital, and credit exposure to continuing care retirement communities represented 37.9% of capital. Otherwise, there were no concentrations of credit to any particular industry equaling more than 25% of total capital. The Bank’s business activities are geographically concentrated in the counties of Juniata, Mifflin, Perry, Huntingdon, Centre, Franklin, McKean, Potter and Snyder, Pennsylvania. The Bank has a diversified loan portfolio; however, a substantial portion of its debtors’ ability to honor their obligations is dependent upon the economy in central Pennsylvania.

Cash and Cash Equivalents

Cash and cash equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, interest bearing demand deposits with banks and federal funds sold. Generally, federal funds are sold for one-day periods.

Interest Bearing Time Deposits with Banks	Interest bearing time deposits with banks Interest-bearing time deposits with banks consist of certificates of deposits in other banks with maturities within five years.
Securities

Securities

Securities classified as available for sale, which include marketable investment securities, are stated at fair value, with the unrealized gains and losses, net of tax, reported as a component of other comprehensive income (loss). Securities classified as available for sale are those securities that the Company intends to hold for an indefinite period of time but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movement in interest rates, changes in maturity mix of the Company’s assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors. Investment securities that management has the positive intent and ability to hold until maturity regardless of changes in market conditions, liquidity needs or changes in general economic conditions are classified as held to maturity and are stated at cost, adjusted for amortization of premium and accretion of discount computed by the interest method over their contractual lives. Interest and dividends on investment securities available for sale and held to maturity are recognized as income when earned. Premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains or losses on the disposition of securities available for sale are based on the net proceeds and the adjusted carrying amount of the securities sold, determined on a specific identification basis. The Company had no securities classified as held to maturity at December 31, 2017 and 2016.

Accounting Standards Codification (“ASC”) Topic 320, Investments – Debt and Equity Securities, clarifies the interaction of the factors that should be considered when determining whether a debt security is other-than-temporarily impaired. For debt securities, management must assess whether (a) it has the intent to sell the security and (b) it is more likely than not that it will be required to sell the security prior to its anticipated recovery. These steps are taken before an assessment is made as to whether the entity will recover the cost basis of the investment. For equity securities, consideration is given to management’s intention and ability to hold the securities until recovery of unrealized losses in assessing potential other-than-temporary impairment. More specifically, factors considered to determine other-than-temporary impairment status for individual equity holdings include the length of time the stock has remained in an unrealized loss position, the percentage of unrealized loss compared to the carrying cost of the stock, dividend reduction or suspension, market analyst reviews and expectations, and other pertinent factors that would affect expectations for recovery or further decline.

In instances when a determination is made that an other-than-temporary impairment exists and the entity does not intend to sell the debt security and it is not more likely than not that it will be required to sell the debt security prior to its anticipated recovery, the other-than-temporary impairment is separated into the amount of the total other-than-temporary impairment related to a decrease in cash flows expected to be collected from the debt security (the credit loss) and the amount of the total other-than-temporary impairment related to all other factors.  The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings. The amount of the total other-than-temporary impairment related to all other factors is recognized in other comprehensive (loss) income.

Management determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Restricted Investment in FHLB Stock

Restricted Investment in Bank Stock

The Bank owns restricted stock investments in the Federal Home Loan Bank and the Atlantic Community Bankers Bank (“ACBB”). Federal law requires a member institution of the Federal Home Loan Bank to hold stock according to a predetermined formula. Both the FHLB and ACBB stock is carried at cost.

Management evaluates the restricted stock for impairment on an annual basis. Management’s determination of whether these investments are impaired is based on management’s assessment of the ultimate recoverability of the cost of these investments rather than by recognizing temporary declines in value. The recoverability of the cost of the FHLB investments is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB.

Management believes no impairment charge was necessary related to the FHLB or ACBB restricted stock during 2017, 2016 or 2015.

Loan Origination Fees and Costs

Loan origination fees and costs

Loan origination fees and related direct origination costs for a given loan are deferred and amortized over the life of the loan on a level-yield basis as an adjustment to interest income over the contractual life of the loan. As of December 31, 2017 and 2016, the amount of net unamortized origination fees carried as an adjustment to outstanding loan balances was $52,000 and $103,000, respectively.

Allowance for Credit Losses

Allowance for credit losses

The allowance for credit losses consists of the allowance for loan losses and the reserve for unfunded lending commitments. The allowance for loan losses (“allowance”) represents management’s estimate of losses inherent in the loan portfolio as of the consolidated statement of financial condition date and is recorded as a reduction to loans. The reserve for unfunded lending commitments represents management’s estimate of losses inherent in its unfunded lending commitments and is recorded in other liabilities on the consolidated statement of financial condition, when necessary. The amount of the reserve for unfunded lending commitments is not material to the consolidated financial statements. The allowance for loan losses is increased by the provision for loan losses, and decreased by charge-offs, net of recoveries. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance.

For financial reporting purposes, the provision for loan losses charged to current operating income is based on management's estimates, and actual losses may vary from estimates. These estimates are reviewed and adjusted at least quarterly and are reported in earnings in the periods in which they become known.

Loans included in any class are considered for charge-off when:

•	principal or interest has been in default for 120 days or more and for which no payment has been received during the previous four months;
•	all collateral securing the loan has been liquidated and a deficiency balance remains;
•	a bankruptcy notice is received for an unsecured loan;
•	a confirming loss event has occurred; or
•	the loan is deemed to be uncollectible for any other reason.

The allowance for loan losses is maintained at a level considered adequate to offset probable losses on the Company’s existing loans. The analysis of the allowance for loan losses relies heavily on changes in observable trends that may indicate potential credit weaknesses. Management’s periodic evaluation of the adequacy of the allowance is based on the Bank’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and may require the Company to recognize additions to the allowance for loan losses based on their judgments about information available to them at the time of their examination, which may not be currently available to management. Based on management’s comprehensive analysis of the loan portfolio, management believes the level of the allowance for loan losses as of December 31, 2017 was adequate.

There are two components of the allowance: a specific component for loans that are deemed to be impaired; and a general component for contingencies.

A loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loans and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis by the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent.

The estimated fair values of substantially all of the Company’s impaired loans are measured based on the estimated fair value of the loan’s collateral. For commercial loans secured with real estate, estimated fair values are determined primarily through third-party appraisals. When a real estate secured loan becomes impaired, a decision is made regarding whether an updated certified appraisal of the real estate is necessary. This decision is based on various considerations, including the age of the most recent appraisal, the loan-to-value ratio based on the current appraisal and the condition of the property. Appraised values may be discounted to arrive at the estimated selling price of the collateral, which is considered to be the estimated fair value. The discounts also include the estimated costs to sell the property. For commercial loans secured by non-real estate collateral, estimated fair values are determined based on the borrower’s financial statements, inventory reports, aging accounts receivable, equipment appraisals or invoices. Indications of value from these sources are generally discounted based on the age of the financial information or the quality of the assets. For such loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The Company generally does not separately identify individual consumer segment loans for impairment analysis, unless such loans are subject to a restructuring agreement.

Loans whose terms are modified are classified as troubled debt restructurings if the Company grants borrowers concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring generally involve a below-market interest rate based on the loan’s risk characteristics or an extension of a loan’s stated maturity date. Nonaccrual troubled debt restructurings are restored to accrual status if principal and interest payments, under the modified terms, are current for a sustained period of time after modification. Loans classified as troubled debt restructurings are designated as impaired.

The component of the allowance for contingencies relates to other loans that have been segmented into risk rated categories. The borrower’s overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated quarterly or when credit deficiencies arise, such as delinquent loan payments. Credit quality risk ratings include regulatory classifications of special mention, substandard, doubtful and loss. Loans classified as special mention have potential weaknesses that deserve management’s close attention. If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects. Loans classified as substandard have one or more well-defined weaknesses that jeopardize the liquidation of the debt. Substandard loans include loans that are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified doubtful have all the weaknesses inherent in loans classified substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans classified as a loss are considered uncollectible and are charged to the allowance for loan losses. Loans not classified are rated pass. Specific reserves may be established for larger, individual classified loans as a result of this evaluation, as discussed above. Remaining loans are categorized into large groups of smaller balance homogeneous loans and are collectively evaluated for impairment. This computation is generally based on historical loss experience adjusted for qualitative factors. During 2017, the historical loss experience look-back period was changed from ten years to five years in conjunction with an increase in the number of homogeneous loan groups. Increasing the number of portfolio segments allows for a more granular approach to the analysis, and historical loss experience is more specific to the selected loan types. Management asserts that evaluating a look-back period longer than five years is no longer appropriate since more recent information is generally considered to be the most relevant. As indicated above, the historical loss experience is averaged over a five-year look-back period for each of the defined portfolio segments. The qualitative risk factors are reviewed for relevancy each quarter and include:

•	National, regional and local economic and business conditions, as well as the condition of various market segments, including the underlying collateral for collateral dependent loans;
•	Nature and volume of the portfolio and terms of loans;
•	Experience, ability and depth of lending and credit management and staff;
•	Volume and severity of past due, classified and nonaccrual loans, as well as other loan modifications;
•	Existence and effect of any concentrations of credit and changes in the level of such concentrations; and
•	Effect of external factors, including competition, legal and regulatory requirements; and
•	Risk from change in the historical look-back period.

Each factor is assigned a value to reflect improving, stable or declining conditions based on management’s best judgment using relevant information available at the time of the evaluation. Adjustments to the factors are supported through documentation of changes in conditions in a narrative accompanying the allowance for loan loss calculation.

Acquired Loans

Acquired Loans

Loans that Juniata acquires through business combinations are recorded at fair value with no carryover of the related allowance for loan losses. Fair value of the loans involves estimating the amount and timing of principal and interest cash flows expected to be collected on the loans and discounting those cash flows at a market rate of interest.

The excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable discount and is recognized into interest income over the remaining life of the loan. The difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition is referred to as the nonaccretable discount. The nonaccretable discount includes estimated future credit losses expected to be incurred over the life of the loan. Subsequent decreases to the expected cash flows will require Juniata to evaluate the need for an additional allowance for credit losses. Subsequent improvement in expected cash flows will result in the reversal of a corresponding amount of the nonaccretable discount which Juniata will then reclassify as accretable discount that will be recognized into interest income over the remaining life of the loan.

Acquired loans that met the criteria for impaired or nonaccrual of interest prior to the acquisition may be considered performing upon acquisition, regardless of whether the customer is contractually delinquent, if Juniata expects to fully collect the new carrying value (i.e. fair value) of the loans. As such, Juniata may no longer consider the loan to be nonaccrual or nonperforming and may accrue interest on these loans, including the impact of any accretable discount. In addition, charge-offs on such loans would be first applied to the nonaccretable difference portion of the fair value adjustment.

Loans acquired through business combinations that do not meet the specific criteria of ASC 310-30, but for which a discount is attributable at least in part to credit quality, are also accounted for in accordance with this guidance. As a result, related discounts are recognized subsequently through accretion based on the contractual cash flows of the acquired loans.

Loans Held for Sale

Loans Held for Sale

The Company also originates residential mortgage loans with the intent to sell. These individual loans are normally funded by the buyer immediately. The Company maintains servicing rights on these loans. Mortgage servicing rights are recognized as an asset upon the sale of a mortgage loan. A portion of the cost of the loan is allocated to the servicing right based upon relative fair value. Servicing rights are intangible assets and are carried at estimated fair value. Adjustments to fair value are recorded as non-interest income and included in gain on sales of loans in the consolidated statements of income.

In a business combination, the Company may acquire loans which it intends to sell. These loans are assigned a fair value by obtaining actual bids on the loans and adjusting for contingencies in the bids. These loans are carried at lower of cost or market value until sold, adjusted periodically if conditions change before the subsequent sale. Adjustments to fair value and gains or losses recognized upon sale are included in gains on sales of loans which is a component of non-interest income.

Other Real Estate Owned

Other real estate owned

Assets acquired in settlement of mortgage loan indebtedness are recorded as other real estate owned (“OREO”) at fair value less estimated costs to sell, establishing a new cost basis. Costs to maintain the assets and subsequent gains and losses attributable to their disposal are included in other expense as realized. No depreciation or amortization expense is recognized. At December 31, 2017 and 2016, the carrying value of other real estate owned was $355,000 and $638,000, respectively.

Goodwill and Intangibles

Goodwill and intangibles

The Company accounts for its business combinations using the purchase accounting method. Purchase accounting requires the total purchase price to be allocated to the estimated fair values of assets acquired and liabilities assumed, including certain intangible assets that must be recognized. Typically, this allocation results in the purchase price exceeding the fair value of net assets acquired, which is recorded as goodwill. Core deposit intangibles are a measure of the value of checking, money market and savings deposits acquired in business combinations accounted for under the purchase method. Core deposit intangibles and other identified intangibles with finite useful lives are amortized over their estimated useful lives.

Goodwill and other intangible assets are tested for impairment annually or when circumstances arise indicating impairment may have occurred. In determining whether impairment has occurred, management considers a number of factors including, but not limited to, the market value of the Company’s stock, operating results, business plans, economic projections, anticipated future cash flows and current market data. There are inherent uncertainties related to these factors and management’s judgment in applying them to the analysis of impairment. Changes in economic and operating conditions, as well as other factors, could result in impairment in future periods. Any impairment losses arising from such testing would be reported in the Consolidated Statements of Income as a separate line item within operations. There were no impairment losses recognized as a result of periodic impairment testing in each of the three years ended December 31, 2017.

Mortgage Servicing Rights

Mortgage servicing rights

The Company originates residential mortgage loans with the intent to sell. These individual loans are normally funded by the buyer immediately. The Company maintains servicing rights on these loans.

Mortgage servicing rights are recognized as an asset upon the sale of a mortgage loan. A portion of the cost of the loan is allocated to the servicing right based upon relative fair value. Servicing rights are intangible assets and are carried at estimated fair value. The carrying amount of mortgage servicing rights was $225,000 and $205,000 at December 31, 2017 and 2016, respectively. Adjustments to fair value are recorded as non-interest income and included in gain on sales of loans in the consolidated statements of income.

The Company retains the servicing rights on mortgage loans sold to the FHLB and receives mortgage banking fee income based upon the principal balance outstanding. Total loans serviced for the FHLB were $23,647,000 and $21,705,000 at December 31, 2017 and 2016, respectively. The mortgage loans sold to the FHLB and serviced by the Company are not reflected in the consolidated statements of financial condition.

Premises, Equipment and Depreciation

Premises and equipment and depreciation

Premises and equipment are stated at cost less accumulated depreciation.  Depreciation is computed principally using the straight-line method over the estimated useful lives of the related assets, which range from 3 to 10 years for furniture and equipment and 25 to 50 years for buildings. Expenditures for maintenance and repairs are charged against income as incurred. Costs of major additions and improvements are capitalized. Amortization of leasehold improvements is computed on a straight-line basis over the shorter of the assets’ useful life or the related lease term.

Trust Assets and Revenues

Trust assets and revenues

Assets held in a fiduciary capacity are not assets of the Bank or the Bank’s Trust Department and are, therefore, not included in the consolidated financial statements. Trust revenues are recorded on the accrual basis.

Bank Owned Life Insurance, Annuities and Split-dollar Arrangements

Bank owned life insurance, annuities and split-dollar arrangements

The cash surrender value of bank owned life insurance and annuities is carried as an asset, and changes in cash surrender value are recorded as non-interest income.

GAAP requires split-dollar life insurance arrangements to have a liability recognized related to the postretirement benefits covered by an endorsement split-dollar life insurance arrangement. The accrued benefit liability was $1,014,000 and $949,000 as of December 31, 2017 and 2016, respectively. Related expenses for 2017, 2016 and 2015 were $95,000, $61,000 and $29,000, respectively.

Investments in Low-income Housing Partnerships

Investments in low-income housing partnerships

Juniata has invested as a limited partner in two partnerships that provide low-income housing in Lewistown, Pennsylvania. The carrying value of the investment in the limited partnerships was $5,245,000 at December 31, 2017 and $3,812,000 at December 31, 2016. The increase in carrying value in 2017 was the result of draws taken for the completion of the phase II low-income housing project. Federal credits are available for ten years for each of the two projects. Tax credits associated with phase I will continue through 2023 annually at $572,000.  Phase II credits were initiated in 2017 and will run through 2027 at an annual amount of $333,000. The tax credits are included in the tax expense line item on the Consolidated Statements of Income. Amortization of the investment using the cost method is scheduled to occur over the same period as tax credits are earned. Juniata’s maximum exposure to loss is limited to the carrying value of the investment at year-end.

Income Taxes

Income taxes

The Company accounts for income taxes in accordance with income tax accounting guidance ASC Topic 740, Income Taxes.

Current income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of the evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Company accounts for uncertain tax positions if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term “more likely than not” means a likelihood of more than 50 percent; the terms “examined” and “upon examination” also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment.

The Company recognizes interest and penalties on income taxes, if any, as a component of income tax expense.

Advertising	Advertising The Company follows the policy of charging costs of advertising to expense as incurred. Advertising expenses were $272,000, $243,000 and $222,000 in 2017, 2016 and 2015, respectively.
Off-balance Sheet Financial Instruments

Off-balance sheet financial instruments

In the ordinary course of business, the Bank has entered into off-balance sheet financial instruments consisting of commitments to extend credit and letters of credit. Such financial instruments are recorded on the consolidated statement of financial condition when they are funded.

Transfer of Financial Assets

Transfer of financial assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Comprehensive Income

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes changes in unrealized gains and losses on securities available for sale arising during the period and reclassification adjustments for realized gains and losses on securities available for sale included in net income. The Company has a defined benefit retirement plan which utilizes assumptions and methods to calculate the fair value of Plan assets and recognizing the funded status of the Plans on its consolidated balance sheet. Gains and losses on the Plan are recognized in other comprehensive income (loss), net of tax, until they are amortized, or immediately upon curtailment.

Stock-based Compensation

Stock-based compensation

The Company sponsors a stock compensation plan for certain key officers which allows, among other stock-based compensation methods, for stock options and restricted stock awards. Prior to 2016, stock options were used exclusively for long-term compensation, but in 2016 and 2017, restricted shares awards were used. Compensation expense for stock options granted and restricted stock awarded is measured using the fair value of the award on the grant date and is recognized over the vesting period. The Company recognized $71,000, $67,000 and $57,000 of expense for the years ended December 31, 2017, 2016 and 2015, respectively, for stock-based compensation. The stock-based compensation expense amounts for stock options were derived based on the fair value of options using the Black-Scholes option-pricing model. The following weighted average assumptions were used to value options granted in the periods indicated.

2015
Expected life of options	7.4 years
Risk-free interest rate	1.95%
Expected volatility	21.42%
Expected dividend yield	4.87%

Segment Reporting

Segment reporting

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial, retail and trust operations of the Company. As such, discrete financial information is not available, and segment reporting would not be meaningful.

Subsequent Events

Subsequent events

The Company has evaluated events and transactions occurring subsequent to the consolidated statement of financial condition date of December 31, 2017, for items that should potentially be recognized or disclosed in the consolidated financial statements. The evaluation was conducted through the date these consolidated financial statements were issued.

Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Loans

Commercial Real Estate Lending

The Company engages in commercial real estate lending in its primary market area and surrounding areas. The Company’s commercial real estate portfolio is secured primarily by residential housing, commercial buildings, raw land and hotels. Generally, commercial real estate loans have terms that do not exceed 20 years, have loan-to-value ratios of up to 80% of the appraised value of the property and are typically secured by personal guarantees of the borrowers.

As economic conditions deteriorate, the Company reduces its exposure in real estate loans with higher risk characteristics.  In underwriting these loans, the Company performs a thorough analysis of the financial condition of the borrower, the borrower’s credit history, and the reliability and predictability of the cash flow generated by the property securing the loan. Appraisals on properties securing commercial real estate loans originated by the Company are performed by independent appraisers.

Commercial real estate loans generally present a higher level of risk than certain other types of loans, particularly during slow economic conditions.

Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Loans

Real Estate Construction Lending

The Company engages in real estate construction lending in its primary market area and surrounding areas. The Company’s real estate construction lending consists of commercial and residential site development loans, as well as commercial building construction and residential housing construction loans.

The Company’s commercial real estate construction loans are generally secured with the subject property, and advances are made in conformity with a pre-determined draw schedule supported by independent inspections.  Terms of construction loans depend on the specifics of the project, such as estimated absorption rates, estimated time to complete, etc.

In underwriting commercial real estate construction loans, the Company performs a thorough analysis of the financial condition of the borrower, the borrower’s credit history, the reliability and predictability of the cash flow generated by the project using feasibility studies, market data, etc. Appraisals on properties securing commercial real estate loans originated by the Company are performed by independent appraisers.

Real estate construction loans generally present a higher level of risk than certain other types of loans, particularly during slow economic conditions. The difficulty of estimating total construction costs adds to the risk as well.

Obligations of State and Political Subdivisions [Member] | Unallocated Financing Receivables [Member]
Loans

Obligations of States and Political Subdivisions

The Company lends to local municipalities and other tax-exempt organizations. These loans are primarily tax-anticipation notes and, as such, carry little risk. Historically, the Company has never had a loss on any loan of this type.

Personal Loan [Member] | Consumer Portfolio Segment [Member]
Loans

Personal Lending

The Company offers a variety of secured and unsecured personal loans, including vehicle loans, mobile home loans and loans secured by savings deposits as well as other types of personal loans.

Personal loan terms vary according to the type and value of collateral and creditworthiness of the borrower. In underwriting personal loans, a thorough analysis of the borrower’s willingness and financial ability to repay the loan as agreed is performed. The ability to repay is determined by the borrower’s employment history, current financial conditions and credit background.

Personal loans may entail greater credit risk than do residential mortgage loans, particularly in the case of personal loans which are unsecured or are secured by rapidly depreciable assets, such as automobiles or recreational equipment. In such cases, any repossessed collateral for a defaulted personal loan may not provide an adequate source of repayment of the outstanding loan balance as a result of the greater likelihood of damage, loss or depreciation. In addition, personal loan collections are dependent on the borrower’s continuing financial stability and, thus are more likely to be affected by adverse personal circumstances. Furthermore, the application of various federal and state laws, including bankruptcy and insolvency laws, may limit the amount which can be recovered on such loans.